Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Time Deposits [Line Items]
Time deposits with residual maturity of less than one year	₨ 2,721,768.7	$ 41,970.2	₨ 2,517,530.9
Time deposits	3,341,857.7	$ 51,532.1	3,096,553.3
Deposit in excess of Rs. 100000
Time Deposits [Line Items]
Time deposits	₨ 3,161,579.1		₨ 2,925,037.7